Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	814,270,239.13	34,930
Yield Supplement Overcollateralization Amount 04/30/22	29,188,898.31	0
Receivables Balance 04/30/22	843,459,137.44	34,930
Principal Payments	31,249,169.36	904
Defaulted Receivables	341,764.71	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	27,704,245.43	0
Pool Balance at 05/31/22	784,163,957.94	34,012

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.20%
Prepayment ABS Speed	1.80%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	5,729,223.71	208
Past Due 61-90 days	1,522,861.10	57
Past Due 91-120 days	437,296.74	19
Past Due 121+ days	0.00	0
Total	7,689,381.55	284

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	354,448.55
Aggregate Net Losses/(Gains) - May 2022	(12,683.84)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.02%
Prior Net Losses/(Gains) Ratio	0.22%
Second Prior Net Losses/(Gains) Ratio	0.12%
Third Prior Net Losses/(Gains) Ratio	0.00%
Four Month Average	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	9,017,885.52
Actual Overcollateralization	9,017,885.52
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	57.61

Flow of Funds	$ Amount
Collections	34,546,184.23
Investment Earnings on Cash Accounts	1,903.25
Servicing Fee	(702,882.61)
Transfer to Collection Account	-
Available Funds	33,845,204.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	865,263.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	6,812,173.44
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,017,885.52
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,138,024.52

Total Distributions of Available Funds	33,845,204.87

Servicing Fee	702,882.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	804,906,131.38
Principal Paid	29,760,058.96
Note Balance @ 06/15/22	775,146,072.42

Class A-1
Note Balance @ 05/16/22	72,396,131.38
Principal Paid	29,760,058.96
Note Balance @ 06/15/22	42,636,072.42
Note Factor @ 06/15/22	21.9773569%

Class A-2
Note Balance @ 05/16/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	305,780,000.00
Note Factor @ 06/15/22	100.0000000%

Class A-3
Note Balance @ 05/16/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	305,780,000.00
Note Factor @ 06/15/22	100.0000000%

Class A-4
Note Balance @ 05/16/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	79,150,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	27,870,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	13,930,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	947,121.39
Total Principal Paid	29,760,058.96
Total Paid	30,707,180.35

Class A-1
Coupon	0.39629%
Interest Paid	23,908.22
Principal Paid	29,760,058.96
Total Paid to A-1 Holders	29,783,967.18

Class A-2
Coupon	1.15000%
Interest Paid	293,039.17
Principal Paid	0.00
Total Paid to A-2 Holders	293,039.17

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0222463
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.1206020
Total Distribution Amount	33.1428483

A-1 Interest Distribution Amount	0.1232382
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	153.4023658
Total A-1 Distribution Amount	153.5256040

A-2 Interest Distribution Amount	0.9583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9583333

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	228.90
Noteholders' Third Priority Principal Distributable Amount	468.08
Noteholders' Principal Distributable Amount	303.02

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,322,098.97
Investment Earnings	1,260.02
Investment Earnings Paid	(1,260.02)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,466,288.89	$3,568,693.91	$2,775,507.32
Number of Extensions	105	109	91
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.41%	0.31%